Tax - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	SFr 1,124	SFr 1,307
Net deferred tax assets	2,824	SFr 3,259
Bank
Tax effect of temporary differences
Net operating loss carry-forwards, after allocation of valuation allowances	1,121		SFr 877
Net deferred tax assets	SFr 3,467		SFr 3,544